Risk Management - Sensitivity analysis of financial instruments (Details) € in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) brazilianReal $ / gal	Dec. 31, 2022 USD ($) brazilianReal $ / gal	Dec. 31, 2022 EUR (€) brazilianReal $ / gal	Dec. 31, 2021 BRL (R$) brazilianReal	Dec. 31, 2021 USD ($) brazilianReal	Dec. 31, 2021 EUR (€) brazilianReal	Dec. 31, 2020 brazilianReal
Exposure to US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	5.2177	5.2177	5.2177	5.5805	5.5805	5.5805	5.1967
Exposure to €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	5.5694	5.5694	5.5694	6.3210	6.3210	6.3210	6.3779
Currency risk [member] | Exposure to US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	5.2177	5.2177	5.2177
Net exposure, exchange rate differences	R$ (23,014,465)	$ (4,410,845)		R$ (25,061,227)	$ (4,490,857)
Net exposure to HOA - changes in QAV prices	R$ 25,897,002			27,753,019
Currency risk [member] | Exposure to US$ | Devaluation by 50%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	2.6089	2.6089	2.6089
Effect on exchange rates variation	R$ 11,507,233
Currency risk [member] | Exposure to US$ | Devaluation by 25%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	3.9133	3.9133	3.9133
Effect on exchange rates variation	R$ 5,753,616
Currency risk [member] | Exposure to US$ | Appreciation by 50%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	7.8266	7.8266	7.8266
Effect on exchange rates variation	R$ (11,507,233)
Currency risk [member] | Exposure to US$ | Appreciation by 25%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	6.5221	6.5221	6.5221
Effect on exchange rates variation	R$ (5,753,616)
Currency risk [member] | Exposure to €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	5.5694	5.5694	5.5694
Net exposure, exchange rate differences	R$ 741,095		€ 133,066	911,071		€ 144,134
Net exposure to HOA - changes in QAV prices	R$ 0			R$ 0
Currency risk [member] | Exposure to € | Devaluation by 50%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	2.7847	2.7847	2.7847
Effect on exchange rates variation	R$ (370,548)
Currency risk [member] | Exposure to € | Devaluation by 25%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	4.1771	4.1771	4.1771
Effect on exchange rates variation	R$ (185,274)
Currency risk [member] | Exposure to € | Appreciation by 50%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	8.3541	8.3541	8.3541
Effect on exchange rates variation	R$ 370,548
Currency risk [member] | Exposure to € | Appreciation by 25%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	6.9618	6.9618	6.9618
Effect on exchange rates variation	R$ 185,274
Commodity price risk [member] | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	5.45	5.45	5.45
Net exposure to HOA - changes in QAV prices	R$ 6,561,288
Commodity price risk [member] | Devaluation by 50% | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	2.73	2.73	2.73
Effect on commodity prices variation	R$ 3,280,644
Commodity price risk [member] | Devaluation by 25% | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	4.09	4.09	4.09
Effect on commodity prices variation	R$ 1,640,322
Commodity price risk [member] | Appreciation by 50% | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	8.18	8.18	8.18
Effect on commodity prices variation	R$ (3,280,644)
Commodity price risk [member] | Appreciation by 25% | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	6.81	6.81	6.81
Effect on commodity prices variation	R$ (1,640,322)
Interest rate risk [member] | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	13.70%	13.70%	13.70%
Net exposure, changes in interest rate	R$ (670,898)
Interest rate risk [member] | LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure, changes in interest rate	R$ (355,118)
Interest rate risk [member] | LIBOR | Weighted rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	5.00%	5.00%	5.00%
Interest rate risk [member] | SOFR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	4.30%	4.30%	4.30%
Net exposure, changes in interest rate	R$ (250,659)
Interest rate risk [member] | Devaluation by 50% | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	6.80%	6.80%	6.80%
Effect on interest rates variation	R$ 48,568
Interest rate risk [member] | Devaluation by 50% | LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on interest rates variation	R$ 8,832
Interest rate risk [member] | Devaluation by 50% | LIBOR | Weighted rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	2.50%	2.50%	2.50%
Interest rate risk [member] | Devaluation by 50% | SOFR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	2.20%	2.20%	2.20%
Effect on interest rates variation	R$ 5,389
Interest rate risk [member] | Devaluation by 25% | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	10.20%	10.20%	10.20%
Effect on interest rates variation	R$ 24,284
Interest rate risk [member] | Devaluation by 25% | LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on interest rates variation	R$ 4,416
Interest rate risk [member] | Devaluation by 25% | LIBOR | Weighted rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	3.70%	3.70%	3.70%
Interest rate risk [member] | Devaluation by 25% | SOFR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	3.20%	3.20%	3.20%
Effect on interest rates variation	R$ 2,695
Interest rate risk [member] | Appreciation by 50% | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	20.50%	20.50%	20.50%
Effect on interest rates variation	R$ (48,568)
Interest rate risk [member] | Appreciation by 50% | LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on interest rates variation	R$ (8,832)
Interest rate risk [member] | Appreciation by 50% | LIBOR | Weighted rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	7.50%	7.50%	7.50%
Interest rate risk [member] | Appreciation by 50% | SOFR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	6.50%	6.50%	6.50%
Effect on interest rates variation	R$ (5,389)
Interest rate risk [member] | Appreciation by 25% | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	17.10%	17.10%	17.10%
Effect on interest rates variation	R$ (24,284)
Interest rate risk [member] | Appreciation by 25% | LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on interest rates variation	R$ (4,416)
Interest rate risk [member] | Appreciation by 25% | LIBOR | Weighted rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	6.20%	6.20%	6.20%
Interest rate risk [member] | Appreciation by 25% | SOFR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	5.40%	5.40%	5.40%
Effect on interest rates variation	R$ (2,695)